UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $117,681
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number           Name

            28-
----          -------------------          ------------------------------

[Repeat as necessary.]

                                                           FORM 13-F
                                                          Barry Feirstein
Item 1:                    Item 2:      Item 3:      Item 4:    Item 5:     Item 6:                  Item 7:       Item 8:

                                                                                                                Voting Authority
                                                                                                                    (shares)
                                                  Fair
                           Title      CUSIP       Mkt Value  Shares or      SH/ Put/  Investment  Managers    (a)       (b)    (c)
Name of Issuer             of Class   Number      (X1000)    Principal Amt  PRN Call  Discretion  See Inst. V Sole     Shared  None
--------------             --------   ------      -------    -------------  --------  ----------  -------     ----     ------  ----
ALIGN TECHNOLOGY           Common     016255101    1,075       100,000      SH        SOLE                     100,000
ARGON ST                   Common     040149106    2,122        60,000      SH        SOLE                      60,000
ASTA FDG                   Common     046220109    2,684       100,000      SH        SOLE                     100,000
AT ROAD INC                Common     04648K105      691       100,000      SH        SOLE                     100,000
CAMECO CORP                Common     13321L108   20,972       200,000      SH        SOLE                     200,000
CIPHERGEN BIOSYSTEMS       Common     17252Y104      430       100,000      SH        SOLE                     100,000
COLOR KINETICS INC         Common     19624P100    2,637       150,000      SH        SOLE                     150,000
CREE INC                   Common     225447101    1,497       100,000      SH        SOLE                     100,000
EDUCATION LENDING          Common     28140A109    4,113       265,000      SH        SOLE                     265,000
FARO TECHNOLOGIES          Common     311642102    2,339        75,000      SH        SOLE                      75,000
FOXHOLLOW TECHNOLOGIES     Common     35166A103    2,459       100,000      SH        SOLE                     100,000
FUEL-TECH                  Common     359523107    1,401       300,000      SH        SOLE                     300,000
HOMESTORE  INC             Common     437852106    1,061       350,000      SH        SOLE                     350,000
HOUSEVALUES INC            Common     44183Y102    3,004       200,000      SH        SOLE                     200,000
HYTHIAM INC                Common     44919F104      309        50,000      SH        SOLE                      50,000
I-FLOW                     Common     449520303   18,230     1,000,000      SH        SOLE                   1,000,000
INPHONIC INC               Common     45772G105    6,090       221,600      SH        SOLE                     221,600
LIGAND PHARMACEUTICALS     Common     53220K207   11,640     1,000,000      SH        SOLE                   1,000,000
MARTEK BIOSCIENCES         Common     572901106    2,048        40,000      SH        SOLE                      40,000
MIKOHN GAMING              Common     59862K108    1,019       100,000      SH        SOLE                     100,000
MILLICOM INTL              SHS NEW    L6388F110    6,819       300,000      SH        SOLE                     300,000
NINETOWNS DIGI             Common     654407105      538        50,000      SH        SOLE                      50,000
ONVIA  INC                 Common     68338T403    4,424       700,000      SH        SOLE                     700,000
OPENWAVE SYS               Common     683718308    1,546       100,000      SH        SOLE                     100,000
PROVIDE COMM               Common     74373W103      929        25,000      SH        SOLE                      25,000
PROVIDENCE SVC             Common     743815102    2,060        98,200      SH        SOLE                      98,200
STRATASYS INC              Common     862685104    2,517        75,000      SH        SOLE                      75,000
TELCONET INC               Common     879604106      139        25,000      SH        SOLE                      25,000
TIVO INC                   Common     888706108    5,870     1,000,000      SH        SOLE                   1,000,000
WPT ENTERPRISES            Common     98211W108    2,550       150,000      SH        SOLE                     150,000
ZIP REALTY INC             Common     98974V107    4,468       250,000      SH        SOLE                     250,000

                                                 117,681


00618.0001 #546821